Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	Feb. 23, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Class A Ordinary Shares
Effect of Fourth Quarter Events [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class B Ordinary Shares
Effect of Fourth Quarter Events [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
PIPE Subscription Agreement [Member]
Effect of Fourth Quarter Events [Line Items]
Shares subscribed	83.5
Aggregate purchase price	$ 835
Aggregate funded amount of subscribed shares	$ 115
Domestication [Member] | Class A Ordinary Shares
Effect of Fourth Quarter Events [Line Items]
Common stock, par value	$ 0.0001
Domestication [Member] | Class B Ordinary Shares
Effect of Fourth Quarter Events [Line Items]
Common stock, par value	$ 0.0001
Subsequent Event [Member] | PIPE Subscription Agreement [Member]
Effect of Fourth Quarter Events [Line Items]
Shares subscribed	83.5
Aggregate purchase price	$ 835
Aggregate funded amount of subscribed shares	$ 115
Subsequent Event [Member] | Domestication [Member] | Class A Ordinary Shares
Effect of Fourth Quarter Events [Line Items]
Common stock, par value	$ 0.0001
Subsequent Event [Member] | Domestication [Member] | Class B Ordinary Shares
Effect of Fourth Quarter Events [Line Items]
Common stock, par value	$ 0.0001